EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 110,236,198	$ 89,161,878
Claims maintenance	23,376	25,010
Engineering	868,331	390,903
Exploration and camp support	437,632	7,252,245
Permitting	9,674,264	11,033,794
Salary and wages	1,289,677	1,726,836
Share-based payments	161,342	645,532
Exploration and evaluation assets, end of period	$ 122,690,820	$ 110,236,198